GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2021	Apr. 14, 2021	Nov. 30, 2018	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Aug. 16, 2016
Restructuring Cost and Reserve [Line Items]
Goodwill				$ 2,843,000		$ 2,843,000		$ 2,843,000	$ 2,671,000
Fair value										$ 7.50
Amortization of Intangible Assets				$ 100,000	$ 100,000	$ 100,000	$ 300,000	300,000	$ 400,000
Bio Modeling [Member]
Restructuring Cost and Reserve [Line Items]
Identifiable intangible assets											$ 2,100,000
Goodwill											$ 2,600,000
Empowered Dental Lab LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cash			$ 75,000
Goodwill acquired			$ 52,000
Lyon Management And Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 400,000							400,000
Cash	$ 200,000	$ 200,000						$ 200,000
Warrants		25,000
Fair value		$ 8.90